ACQUISITION OF BUSINESS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended
	May 25, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill		$ 176	$ 176	$ 0
American National
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Outstanding shares in exchange (in dollars per share)	$ 190
Total consideration transferred for the acquisition	$ 5,107
Goodwill	176
Acquisition costs	$ 13
Revenue of acquiree		223
Net profit		$ 16
Combined entity			1,900
Profit pro forma			$ 169